Offerings - Offering: 1	Jul. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, par value $.01 per share
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	8.645
Maximum Aggregate Offering Price	$ 6,916,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 955.10
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement on Form S-8 also covers an indeterminate number of additional common shares of beneficial interest of Service Properties Trust, or the Registrant, that may become issuable under the Service Properties Trust Third Amended and Restated 2012 Equity Compensation Plan, or the Plan, by any reason of any stock dividend, stock split, recapitalization or other similar transaction. The share amount gives effect to the 1-for-5 reverse share split effected by the Registrant on July 6, 2026. (b) Represents an additional 800,000 common shares of beneficial interest of the Registrant issuable under the Plan. The Registrant previously filed registration statements on Form S-8 (No. 333-191096 and No. 333-288038) with respect to common shares of beneficial interest issuable under the Plan. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act on the basis of the average of the high and low prices per share of the common shares of beneficial interest as reported on The Nasdaq Stock Market LLC on July 8, 2026.